Note 26 - Contingencies, Commitments and Restrictions On the Distribution of Profits (Details Textual) R$ / shares in Units, € in Millions, R$ in Millions			12 Months Ended
	Jun. 28, 2021	Oct. 09, 2018 USD ($)	Dec. 31, 2021 EUR (€)	Feb. 01, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Oct. 09, 2018 BRL (R$)	Oct. 09, 2018 USD ($)	Sep. 01, 2013 R$ / shares shares
Contingencies, commitments and restrictions on the distribution of profits
Performance Guarantees Issued						$ 3,000,000,000
Praxair S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			14 years
Purchase commitments						$ 34,600,000
Techgen s.a. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate			22.00%
Proportion of power generation capacity			22.00%		22.00%	22.00%
Proportion of corporate guarantee covering obligations			22.00%		22.00%	22.00%
Techgen s.a. [member] | Transportadora de Gas del Norte S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			25 years
Confab [member] | Chubb [member]
Contingencies, commitments and restrictions on the distribution of profits
Payments for settlement		$ 3,500,000
Confab [member] | Veracel Celulose S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay, insurance deductible							R$ 82.0	$ 14,700,000
Settlement, amount ordered to pay, damages							R$ 70.3	$ 12,600,000
Commitments and guarantees | Ternium México S.A. de C.V. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			1 year
Purchase commitments						$ 15,800,000
Term of supply contract, available extension			1 year
Commitments and guarantees | Voestalpine Grobblech GmbH [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments						198,700,000
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Contingencies, commitments and restrictions on the distribution of profits
Tag-along tender offer to non-controlling interests, percentage									80.00%
Tag-along tender offer to non-controlling interests (in BRL per share) | R$ / shares									R$ 28.8
Tag-along tender offer to non-controlling interests, shares (in shares) | shares									182,609,851
Tag-along tender offer to non-controlling interests, contingent liability									17.90%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Tax contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities					R$ 57.5	$ 10,300,000
Fine imposed, percentage of allegedly undue credits			75.00%		75.00%	75.00%
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal years 2014 and 2015 [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			€ 36.8			$ 41,700,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal years 2014 and 2015, principal [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			28.7			32,500,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal years 2014 and 2015, principal, interest and penalties [member] | ITALY
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			8.1			9,200,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014 [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			26.5			30,000,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014, principal [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			20.7			23,500,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014, interest and penalties [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			5.8			6,500,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015 [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			10.3			11,700,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015, principal [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			8.0			9,000,000
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015, interest and penalties [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities			€ 2.3			2,700,000
IPSCO Tubulars, Inc. | Commitments and guarantees
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			6 years
Purchase commitments						394,400
Term of supply contract, available extension			12 months
IPSCO Tubulars, Inc. | Commitments and guarantees | OCTG product [member] | Top of range [member]
Contingencies, commitments and restrictions on the distribution of profits
Favourable percentage expected of duties and tariffs on import value of product			35.00%
IPSCO Tubulars, Inc. | Commitments and guarantees | OCTG product [member] | Bottom of range [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments				$ 0
IPSCO Tubulars, Inc. | Commitments and guarantees | Steel line pipe product [member]
Contingencies, commitments and restrictions on the distribution of profits
Dumping rate imposed	209.72%		209.72%
IPSCO Tubulars, Inc. | Commitments and guarantees | Steel line pipe product [member] | Bottom of range [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments						0
IPSCO Tubulars, Inc. | Product liability litigation
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities						15,000,000
IPSCO Tubulars, Inc. | Product liability litigation | Legal proceedings contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities						15,500,000
TENARIS BAY CITY, INC. [member] | Nucor Steel Memphis Inc. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)			3 years
Purchase commitments						$ 150,600,000
Purchase commitments percentage to be made			75.00%		75.00%	75.00%